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April 24, 2013	Nathan Briggs (202) 626-3909 (202) 383-9308 Nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Income Solutions Fund (File Nos. 333-186045, 811-22791)

Ladies and Gentlemen:

We are filing today via EDGAR on behalf of DoubleLine Income Solutions Fund (the “Fund”), Pre-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-186045, 811-22791) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Prior to filing this pre-effective amendment, the Fund and the principal underwriters have filed acceleration requests to declare the Fund’s registration statement effective at 9.00 a.m. Eastern Time on Thursday, April 25, 2013, or as soon thereafter as practicable.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs
Nathan D. Briggs

cc:	Keith T. Kirk

Timothy W. Diggins